UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   310 286-2929
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Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA                May 14, 2009
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    [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:           0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:     22
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FORM 13F INFORMATION TABLE VALUE TOTAL: 80,101
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LIST OF OTHER INCLUDED MANAGERS:
                                        NONE

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
                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
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
Champion Enterprises Inc 2.75%
  due 11/1/37                           NOTE              158496ac3      525  3,500,000 PRN        SOLE            SOLE
Cheniere Energy Inc. 2.25% due 8/1/12   NOTE              16411rae9    1,200  5,000,000 PRN        SOLE            SOLE
Coeur D'Alene Mines Corp 1.25%
  due 1/15/24                           NOTE              192108aq1    4,963  8,412,000 PRN        SOLE            SOLE
Coeur D'Alene Mines Corp 3.25%
  due 3/15/28                           NOTE              192108ar9      873  2,000,000 PRN        SOLE            SOLE
Cal Dive International Inc. 3.25%
  due 12/15/25                          NOTE              127914ab5    3,890  8,400,000 PRN        SOLE            SOLE
Jetblue Airways 3.75% due 3/15/35       NOTE              477143ac5    4,350  5,000,000 PRN        SOLE            SOLE
Lions Gate Entertainment 2.938%
  due 10/15/24                          NOTE              535919af1    5,374  7,500,000 PRN        SOLE            SOLE
Lions Gate Entertainment 3.625%
  due 3/15/25                           NOTE              535919ag9    1,400  2,000,000 PRN        SOLE            SOLE
NCI Building Systems Inc. 2.125%
  due 11/15/24                          NOTE              628852ag0    5,045  8,850,000 PRN        SOLE            SOLE
Playboy Enterprises Inc. 3.00%
  due 3/15/25                           NOTE              728117ab8    5,450 10,000,000 PRN        SOLE            SOLE
United Rentals North America Inc.
  1.875% due 10/15/23                   NOTE              911365ah7    4,450  6,014,000 PRN        SOLE            SOLE
AEP Industries Inc.                     COM               001031103   16,797  1,100,000 SH         SOLE            SOLE
KKR Financial Holdings LLC              COM               48248a306    1,586  1,802,200 SH         SOLE            SOLE
Maguire Properties, Inc.                COM               559775101    3,348  4,650,000 SH         SOLE            SOLE
Odyssey Marine Exploration Inc.         COM               676118102    1,356    400,000 SH         SOLE            SOLE
Augusta Resource Corp                   COM               050912203    3,717  2,723,500 SH         SOLE            SOLE
General Motors 5.25% due 3/6/32         DEB SR CONV B     370442733    2,032    800,000 SH         SOLE            SOLE
Wells Fargo & Co 7.50% due 12/31/49     PERP PFD CNV A    949746804   11,975     25,000 SH         SOLE            SOLE
Kapstone Paper & Packaging Corp         *W EXP 08/15/2009 48562p111        7    138,300 SH         SOLE            SOLE
Beckman Coulter Inc.                    CALL              75811909        39        500 SH         SOLE            SOLE
SPDR Gold Trust                         CALL              78462f902    1,000      1,000 SH         SOLE            SOLE
SPDR Gold Trust                         CALL              78462f902      725      1,000 SH         SOLE            SOLE
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                                                              TOTAL   80,101
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